EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectuses dated December 16, 2011, as amended April 2, 2012, for the following funds (each a series of Neuberger Berman Equity Funds), which were re-filed with the Securities and Exchange Commission (SEC) on April 26, 2012 (Accession No. 0000898432-12-000539) to correct typographical errors that appeared in the prospectuses that were filed with the SEC on April 2, 2012 (Accession No. 0000898432-12-000430).

Neuberger Berman Large Cap Value Fund (formerly known as Neuberger Berman Partners Fund) – Class A, Class C, Institutional Class, Advisor Class, Investor Class, Trust Class, and Class R3

Neuberger Berman Mid Cap Intrinsic Value Fund (formerly known as Neuberger Berman Regency Fund) – Class A, Class C, Institutional Class, Investor Class, Trust Class, and Class R3

Neuberger Berman Value Fund (formerly known as Neuberger Berman Large Cap Value Fund) – Class A, Class C, Institutional Class